Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return (3)	Net (Loss) Income (in thousands) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$309,820	$309,820	$0	$0	$250,288	$250,288	$0.42	$(112)
2023	$61,616	$61,616	$331,745	$331,745	$231,400	$231,400	$23	$1,429
2022	$0	$0	$365,369	$365,369	$222,844	$222,844	$38	$1,745

(1)	The amounts reported in column (b) and (c) are the amounts of total compensation reported for Mark C. Hanna, our President and Chief Executive Officer (our PEO) from and after October 2023 and the amounts reported in column (d) and (e) are the amounts of total compensation reported for John D. Long, our President and Chief Executive Officer (our PEO) through October 2023, in each case for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)	The amounts reported in column (f) represent the average of the amounts reported for our named executive officers as a group (excluding our President and CEO) in the “Total” column of the Summary Compensation Table in each applicable year.

(3)	“Total Shareholder Return” represents our cumulative total stockholder return during each measurement period and is calculated by dividing the sum of (i) the difference between the share price of our common stock at the end and the beginning of the measurement period, plus (ii) the cumulative amount of dividends paid on our common stock for the measurement period, assuming dividend reinvestment, by the share price of our common stock at the beginning of the measurement period. Each amount assumes that $100 was invested in our common stock on December 31, of the preceding measurement period, and dividends were reinvested for additional shares.

(4)	The amounts reported represent the amount of net income (in thousands) reflected in our audited consolidated financial statements for the applicable year.

Named Executive Officers, Footnote
(1)	The amounts reported in column (b) and (c) are the amounts of total compensation reported for Mark C. Hanna, our President and Chief Executive Officer (our PEO) from and after October 2023 and the amounts reported in column (d) and (e) are the amounts of total compensation reported for John D. Long, our President and Chief Executive Officer (our PEO) through October 2023, in each case for each corresponding year in the “Total” column of the Summary Compensation Table.

Non-PEO NEO Average Total Compensation Amount	$ 250,288	$ 231,400	$ 222,844
Non-PEO NEO Average Compensation Actually Paid Amount	250,288	231,400	222,844
Total Shareholder Return Amount	0.42	23	38
Net Income (Loss)	$ (112,000)	1,429,000	1,745,000
PEO Name	Mark C. Hanna
Mark C. Hanna [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 309,820	61,616	0
PEO Actually Paid Compensation Amount	309,820	61,616	0
John D. Long [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	331,745	365,369
PEO Actually Paid Compensation Amount	$ 0	$ 331,745	$ 365,369